Notes Payable - Schedule of Notes Payable (Details) (Integrated Medicine and Chiropractic Regeneration Center PSC) (Parenthetical) - USD ($)				1 Months Ended
	Nov. 15, 2017	Mar. 08, 2017	Sep. 17, 2014	Jan. 31, 2018	Jun. 30, 2018	Jun. 01, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 11, 2013
Notes payable					$ 3,634,997			$ 614,084	$ 500,000
Notes Payable [Member]
Notes payable						$ 379,676
Debt instrument interest rate						10.00%
Notes Payable One [Member]
Notes payable	$ 200,000
Debt instrument, periodic payment	$ 2,652
Debt instrument interest rate	5.00%
Debt instrument maturity date	May 15, 2023
Notes Payable Two [Member]
Debt instrument interest rate				4.00%
Debt instrument maturity date				Jan. 31, 2019
Integrated Medicine and Chiropractic Regeneration Center PSC [Member]
Notes payable							$ 123,087	$ 129,989	$ 652,046
Integrated Medicine and Chiropractic Regeneration Center PSC [Member] | Notes Payable [Member]
Notes payable		$ 101,906
Debt instrument, periodic payment		$ 23,350
Debt instrument interest rate		5.00%
Debt instrument maturity date		Dec. 31, 2021
Integrated Medicine and Chiropractic Regeneration Center PSC [Member] | Notes Payable One [Member]
Notes payable			$ 133,555
Debt instrument, periodic payment			$ 2,475
Debt instrument interest rate			4.25%
Debt instrument maturity date			Sep. 17, 2019
Integrated Medicine and Chiropractic Regeneration Center PSC [Member] | Notes Payable Two [Member]
Notes payable										$ 963,050
Debt instrument interest rate										4.95%